Other Income (Details Narrative) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Other Operating Income		$ 53,682	$ 1,065	$ 289
Protostar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2007
Vessel capacity in TEU	2,741
Minimum charter period	October 2025
Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2007
Vessel capacity in TEU	3,450
Minimum charter period	April 2025
Protostar N and Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Other Operating Income	$ 52,463